GMO-Usonian Japan Value Creation Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GMO-Usonian Japan Value Creation Fund | Class VI
Prospectus [Line Items]
Annual Return [Percent]	31.59%	8.29%	21.81%	(12.73%)	0.73%